Taxation (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Taxation [Line Items]
Tax expense	$ 694	¥ 4,728	¥ 12,045
Hong Kong [Member]
Taxation [Line Items]
Income tax rate percentage	16.50%	16.50%
PRC [Member]
Taxation [Line Items]
Income tax rate percentage	25.00%	25.00%
PRC [Member] | High and New Technology Enterprise [Member]
Taxation [Line Items]
Preferential corporate income tax rate				25.00%	15.00%
Minimum [Member] | PRC [Member]
Taxation [Line Items]
Preferential corporate income tax rate				2.50%	2.50%
Maximum [Member] | PRC [Member]
Taxation [Line Items]
Preferential corporate income tax rate				5.00%	5.00%